Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2011
Fair Values of Derivative Financial Instruments

The following table summarizes the fair values of derivative financial instruments as of March 31, 2010 and 2011:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥45,567	¥55,794	$671
Investments and other assets - Other	94,430	74,528	896

Total	¥139,997	¥130,322	$1,567

Other current liabilities	¥(21,786)	¥(7,410)	$(89)
Other long-term liabilities	(12,045)	(1,188)	(14)

Total	¥(33,831)	¥(8,598)	$(103)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥54,474	¥99,093	$1,192
Investments and other assets - Other	168,349	185,272	2,228

Total	¥222,823	¥284,365	$3,420

Other current liabilities	¥(38,152)	¥(64,611)	$(777)
Other long-term liabilities	(179,765)	(132,785)	(1,597)

Total	¥(217,917)	¥(197,396)	$(2,374)

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	¥6,135	¥2,619	$32
Investments and other assets - Other	38	—	—

Total	¥6,173	¥2,619	$32

Other current liabilities	¥(20,843)	¥(14,202)	$(171)
Other long-term liabilities	(138)	(75)	(1)

Total	¥(20,981)	¥(14,277)	$(172)

Notional Amounts of Derivative Financial Instruments

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2010 and 2011:

	Yen in millions				U.S. dollars in millions
	March 31,				March 31,
	2010		2011		2011
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	¥1,168,882	¥11,868,039	¥617,472	¥11,460,275	$7,426	$137,826
Foreign exchange forward and option contracts	—	1,487,175	—	1,176,955	—	14,155

Total	¥1,168,882	¥13,355,214	¥617,472	¥12,637,230	$7,426	$151,981

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in the Consolidated Statement of Income

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statement of income for the years ended March 31, 2009, 2010 and 2011:

	Yen in millions
	For the years ended March 31,
	2009		2010
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments – Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥(288,553)	¥293,637	¥138,677	¥(135,163)
Interest expense	(439)	439	(265)	265

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥(72,696)	¥—	¥77,939	¥—
Foreign exchange gain (loss), net	(3,016)	—	(2,819)	—
Foreign exchange forward and option contracts
Cost of financing operations	24,183	—	(21,841)	—
Foreign exchange gain (loss), net	174,158	—	60,599	—

	Yen in millions		U.S. dollars in millions
	For the year ended March 31,		For the year ended March 31,
	2011		2011
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments – Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥71,491	¥(68,741)	$860	$(827)
Interest expense	(166)	166	(2)	2

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥72,082	¥—	$867	$—
Foreign exchange gain (loss), net	(1,393)	—	(17)	—
Foreign exchange forward and option contracts
Cost of financing operations	(2,693)	—	(32)	—
Foreign exchange gain (loss), net	110,211	—	1,325	—